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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR/A
THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FOR THE QUARTER ENDING MARCH 31, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED OR DENIED.

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: SEPTEMBER 30, 2004
                                               ------------------


Check here if Amendment [X]; Amendment Number:              1
                                               --------------
     This Amendment (Check only one.): [ ] is a restatement.
                                       [X] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         REDSKY PARTNERS, LLC
Address:      800 NICOLLET MALL
              25TH FLOOR
              MINNEAPOLIS, MN 55402


Form 13F File Number: 28-10435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         GREGG D. GROECHEL
Title:        MANAGING MEMBER
Phone:        612-659-4412

Signature, Place, and Date of Signing:

         /S/ GREGG D. GROECHEL     MINNEAPOLIS, MINNESOTA      DECEMBER 20, 2004
         ---------------------     ----------------------      -----------------
             [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          3
                                                 -

Form 13F Information Table Value Total:          $19,537
                                                 -------
                                                 (thousands)





List of Other Included Managers:                 NONE


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             13F FILING FOR QUARTER ENDING 09/30/04

Name of Issuer                Title of Class   Cusip        Value (x        Shares        SH/PRN      Put/Call     Investment
                                                            1000)           Prn Amt                                Discretion


DYNAVAX TECHNOLOGIES CORP     COMMON STOCK     268158102         816        150,004       SH                       SOLE
GANDER MOUNTAIN CO            COMMON STOCK     36471P108       5,460        272,789       SH                       SOLE
SURMODICS INC                 COMMON STOCK     868873100      13,261        558,351       SH                       SOLE

                                                              19,537        981,144







Name of Issuer              Other             Voting        Voting      Voting
                            Managers        Authority     Authority    Authority
                                              Sole         Shared       None
DYNAVAX TECHNOLOGIES CORP                   150,004               0           0
GANDER MOUNTAIN CO                          272,789               0           0
SURMODICS INC                               558,351               0           0

                                            981,144


